Derivative Financial Instruments	12 Months Ended
Mar. 03, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
15.	DERIVATIVE FINANCIAL INSTRUMENTS

Values of financial instruments outstanding were as follows:

	As at March 3, 2012
	Notional Amount	Estimated Fair Value
Assets (Liabilities)
Currency forward contracts - asset	$1,608	$55
Currency option contracts - asset	$608	$17
Currency forward contracts - liability	$2,155	$(34)
Currency option contracts - liability	$480	$(1)

	As at February 26, 2011
	Notional Amount	Estimated Fair Value
Assets (Liabilities)
Currency forward contracts - asset	$1,622	$63
Currency option contracts - asset	$156	$1
Currency forward contracts - liability	$4,848	$(129)
Currency option contracts - liability	$180	$(1)

Foreign Exchange

The Company uses derivative instruments to manage exposures to foreign exchange risk resulting from transactions in currencies other than its functional currency, the U.S. dollar. The Company’s risk management objective in holding derivative instruments is to reduce the volatility of current and future income as a result of changes in foreign currency. To limit its exposure to adverse movements in foreign currency exchange rates, the Company enters into foreign currency forward and option contracts. The Company does not use derivative instruments for speculative purposes.

The majority of the Company’s revenues in fiscal 2012 are transacted in U.S. dollars. However, portions of the revenues are denominated in Canadian dollars, Euros, and British Pounds. Purchases of raw materials are primarily transacted in U.S. dollars. Other expenses, consisting of the majority of salaries, certain operating costs and manufacturing overhead are incurred primarily in Canadian dollars. The Company enters into forward and option contracts to hedge portions of these anticipated transactions to reduce the volatility on income associated with the foreign currency exposures. The Company also enters into forward and option contracts to reduce the effects of foreign exchange gains and losses resulting from the revaluation of certain foreign currency monetary assets and liabilities. At March 3, 2012 approximately 38% of cash and cash equivalents, 30% of accounts receivables and 11% of accounts payable and accrued liabilities are denominated in foreign currencies (February 26, 2011 – 59%, 25% and 8%).

The Company enters into forward and option contracts to hedge exposures relating to foreign currency anticipated transactions. These contracts have been designated as cash flow hedges, with the effective portion of the change in fair value initially recorded in accumulated other comprehensive income and subsequently reclassified to income in the period in which the cash flows from the associated hedged transactions affect income. Any ineffective portion of the change in fair value of the cash flow hedge is recognized in current period income. For the years ended March 3, 2012 and February 26, 2011, there was $2 million and nil in realized losses on forward contracts which were ineffective upon maturity as the anticipated hedged transactions did not occur. As at March 3, 2012 and February 26, 2011, the derivatives designated as cash flow hedges were considered to be fully effective with no resulting portions being designated as ineffective. The maturity dates of these instruments range from March 2012 to September 2013. As at March 3, 2012, the net unrealized gains on these forward and option contracts was $51 million (February 26, 2011 – net unrealized losses of $21 million; February 27, 2010 – net unrealized gains of $62 million). Unrealized gains associated with these contracts were recorded in other current assets and accumulated other comprehensive income. Unrealized losses were recorded in accrued liabilities and accumulated other comprehensive income. In fiscal 2013, $46 million of net unrealized gains on these derivative contracts will be reclassified to income.

The following table shows the fair values of derivative instruments designated as cash flow hedges in the consolidated balance sheets:

	As at
	March 3, 2012		February 26, 2011
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$42	Other current assets	$57
Currency option contracts - asset	Other current assets	$17	Other current assets	$1
Currency forward contracts - liability	Accrued liabilities	$6	Accrued liabilities	$77
Currency option contracts - liability	Accrued liabilities	$1	Accrued liabilities	$1

The following table show the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations for the year ended March 3, 2012

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)
Currency Forward Contracts	$16	Revenue	$(83)

Currency Option Contracts	$8	Revenue	$(3)
Currency Forward Contracts	$5	Cost of sales	$11

Currency Option Contracts	$1	Cost of sales	$—
Currency Forward Contracts	$6	Selling, marketing and administration	$12
Currency Option Contracts	$2	Selling, marketing and administration	$—
Currency Forward Contracts	$10	Research and development	$15

Currency Option Contracts	$3	Research and development	$—

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Ineffective Portion)	Location of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)
Currency Forward Contracts	$—	Selling, marketing and administration	$(2)

The following table show the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations for the year ended February 26, 2011:

	Amount of Gain Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)
Currency Forward Contracts	$(73)	Revenue	$17
Currency Option Contracts	$(1)	Revenue	$—
Currency Forward Contracts	$13	Cost of sales	$10
Currency Forward Contracts	$17	Selling, marketing and administration	$13
Currency Forward Contracts	$23	Research and development	$16

As part of its risk mitigation strategy, the Company may maintain net monetary asset and/or liability balances in foreign currencies. The Company enters into foreign exchange forward contracts to hedge certain monetary assets and liabilities that are exposed to foreign currency risk. The principal currencies hedged include the Canadian dollar, Euro, and British Pound. These contracts are not subject to hedge accounting, and any gains or losses are recognized in income each period, offsetting the change in the U.S. dollar value of the asset or liability. The maturity dates of these instruments range from March 2012 to August 2012. As at March 3, 2012, net unrealized losses of $14 million were recorded in respect of these instruments (February 26, 2011 – net unrealized losses of $46 million; February 27, 2010 – net unrealized gains of $29 million). Unrealized gains associated with these contracts were recorded in other current assets and selling, marketing and administration. Unrealized losses were recorded in accrued liabilities and selling, marketing and administration.

The following table shows the fair values of derivative instruments that are not subject to hedge accounting in the consolidated balance sheets:

	As at
	March 3, 2012		February 26, 2011
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$13	Other current assets	$6
Currency forward contracts - liability	Accrued liabilities	$28	Accrued liabilities	$52

The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended March 3, 2012:

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency Forward Contracts	Selling, marketing and administration	$(74)
Currency Option Contracts	Selling, marketing and administration	$4

The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended February 26, 2011:

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency Forward Contracts	Selling, marketing and administration	$(40)
Currency Option Contracts	Selling, marketing and administration	$1

Credit

The Company is exposed to credit risk on derivative financial instruments arising from the potential for counterparties to default on their contractual obligations. The Company mitigates this risk by limiting counterparties to highly rated financial institutions and by continuously monitoring their creditworthiness. The Company’s exposure to credit loss and market risk will vary over time as a function of currency exchange rates. The Company measures its counterparty credit exposure as a percentage of the total fair value of the applicable derivative instruments. Where the net fair value of derivative instruments with any counterparty is negative, the Company deems the credit exposure to that counterparty to be nil. As at March 3, 2012, the maximum credit exposure to a single counterparty, measured as a percentage of the total fair value of derivative instruments with net unrealized gains was 30% (February 26, 2011 – 59%; February 27, 2010 – 24%).

The Company is exposed to market and credit risk on its investment portfolio. The Company reduces this risk by investing in liquid, investment grade securities and by limiting exposure to any one entity or group of related entities. As at March 3, 2012, no single issuer represented more than 9% of the total cash, cash equivalents and investments (February 26, 2011, no single issuer represented more than 19% of the total cash, cash equivalents and investments).

Interest Rate

Cash and cash equivalents and investments are invested in certain instruments of varying maturities. Consequently, the Company is exposed to interest rate risk as a result of holding investments of varying maturities. The fair value of investments, as well as the investment income derived from the investment portfolio, will fluctuate with changes in prevailing interest rates. The Company does not currently utilize interest rate derivative instruments in its investment portfolio.